Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

(a)	(b)	(b-2)	(c)	(c-2)	(d)	(e)	(f)	(g)	(h)
							Value of Initial Fixed $100
					Average		Investment Based on:
	Summary	Summary	Compensation	Compensation	Summary	Average		Peer
	Compensation	Compensation	Actually Paid	Actually Paid	Compensation	Compensation	Valhi	Group
	Table Total	Table Total	to PEO	to PEO	Table Total	Actually Paid	Total	Total	Net
	for PEO	for PEO	Graham	Simmons	for Non-PEO	to Non-PEO	Shareholder	Shareholder	Income
	Graham (1)	Simmons (1)	(1)(2)	(1)(2)	NEOs (3)	NEOs (2)(3)	Return (4)	Return (4)	($) (in
Year	($)	($)	($)	($)	($)	($)	($)	($)	millions)
2023	n/a	2,106,000	n/a	2,106,000	1,461,500	1,461,500	74	165	2.9
2022	8,977,000	n/a	8,977,000	n/a	1,105,000	1,105,000	105	133	136.1
2021	7,430,000	n/a	7,430,000	n/a	1,601,000	1,601,000	136	145	197.7
2020	8,080,000	n/a	8,080,000	n/a	2,039,400	2,039,400	71	138	89.0
2019	6,852,000	n/a	6,852,000	n/a	2,425,800	2,425,800	100	125	78.2

(1)         Our only PEO for 2019 through 2022 was Robert D. Graham, who retired as a Valhi officer and director effective December 31, 2022. Our only PEO for 2023 was Michael S. Simmons.

(2)          For purposes of this table, the term “compensation actually paid” is the total compensation reported in the Summary Compensation Table in our proxy statement, adjusted (if applicable) as required by SEC rules; no such adjustments are applicable for the officers and years reported in this table. See the footnotes to our Summary Compensation Table in the applicable year’s proxy statement for a discussion of what we report for compensation for our named executive officers who are Contran employees and perform services to us and our subsidiaries pursuant to the ISA.

(3)          The non-PEO NEOs for each year were as follows:

2023: Andrew B. Nace, Courtney J. Riley, Amy A. Samford, John A. Sunny

2022: Michael S. Simmons, Andrew B. Nace, Courtney J. Riley, Amy A. Samford

2021: Andrew B. Nace, Courtney J. Riley, Amy A. Samford, John A. Sunny, James W. Brown

2020: James W. Brown, Andrew B. Nace, Courtney J. Riley, John A. Sunny, Kelly D. Luttmer

2019: Kelly D. Luttmer, Andrew B. Nace, Courtney J. Riley, James W. Brown, Gregory M. Swalwell

(4)          Total shareholder return (TSR) amounts show the value at December 31 of each year, assuming an original investment of $100 at December 31, 2018 and reinvestment of cash dividends and other distributions to stockholders. For the peer group TSR, the peer group is the same as in our performance graph in Part II, Item 5 of our annual report on Form 10-K for the fiscal year ended December 31, 2023: the S&P 500 Industrial Conglomerates Index.

Named Executive Officers, Footnote

(1)         Our only PEO for 2019 through 2022 was Robert D. Graham, who retired as a Valhi officer and director effective December 31, 2022. Our only PEO for 2023 was Michael S. Simmons.

(3)          The non-PEO NEOs for each year were as follows:

2023: Andrew B. Nace, Courtney J. Riley, Amy A. Samford, John A. Sunny

2022: Michael S. Simmons, Andrew B. Nace, Courtney J. Riley, Amy A. Samford

2021: Andrew B. Nace, Courtney J. Riley, Amy A. Samford, John A. Sunny, James W. Brown

2020: James W. Brown, Andrew B. Nace, Courtney J. Riley, John A. Sunny, Kelly D. Luttmer

Peer Group Issuers, Footnote

(4)          Total shareholder return (TSR) amounts show the value at December 31 of each year, assuming an original investment of $100 at December 31, 2018 and reinvestment of cash dividends and other distributions to stockholders. For the peer group TSR, the peer group is the same as in our performance graph in Part II, Item 5 of our annual report on Form 10-K for the fiscal year ended December 31, 2023: the S&P 500 Industrial Conglomerates Index.

Non-PEO NEO Average Total Compensation Amount	$ 1,461,500	$ 1,105,000	$ 1,601,000	$ 2,039,400	$ 2,425,800
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,461,500	1,105,000	1,601,000	2,039,400	2,425,800
Compensation Actually Paid vs. Total Shareholder Return
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	$ 74	105	136	71	100
Peer Group Total Shareholder Return Amount	165	133	145	138	125
Net Income (Loss)	$ 2,900,000	136,100,000	197,700,000	89,000,000.0	78,200,000
PEO Name	Michael S. Simmons
Graham
Pay vs Performance Disclosure
PEO Total Compensation Amount		8,977,000	7,430,000	8,080,000	6,852,000
PEO Actually Paid Compensation Amount		$ 8,977,000	$ 7,430,000	$ 8,080,000	$ 6,852,000
Simmons
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 2,106,000
PEO Actually Paid Compensation Amount	$ 2,106,000